Other Income, Gain and Loss	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Income, Gain and Loss
6.	OTHER INCOME, GAIN AND LOSS

	2018	2019	2020	2020
	RMB’000	RMB’000	RMB’000	US$’000
Interest income	11,931	11,894	10,453	1,602
Net gain (loss) from sales of scrap materials	3,243	4,507	(441)	(68)
Release of deferred income (note a)	797	797	796	122
Others	118	122	17	3

	16,089	17,320	10,825	1,659

Notes:

(a)
A grant of RMB15,000,000 was received from the PRC government in 2009 to subsidize the Group’s construction of a new manufacturing plant and related capital expenditures. It has been presented as deferred income (Note 23) and released to income over the useful lives of the related assets.